EVENTS SUBSEQUENT TO JUNE 30, 2020 (Details) € in Millions	1 Months Ended	6 Months Ended		30 Months Ended
	Aug. 12, 2020 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€) product payment	Dec. 31, 2020 USD ($) product payment	Dec. 31, 2022	Jul. 01, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Royalty obligation						$ 500,000	$ 500,000
The "New Drug" | Entry into license agreement | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Cost split percentage		70.00%	70.00%
Payment upon EU marketing approval			$ 2,000,000
Royalties percentage				30.00%
Cosmo Pharmaceuticals N.V. | Entry into supply agreement | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Number of products | product		3	3
Payment related to supply agreement | €		€ 5.5
Proceeds related to supply agreement			$ 5,000,000
Cosmo Pharmaceuticals N.V. | The "New Drug" | Entry into license agreement | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Cost split percentage		30.00%	30.00%
Payment upon signing			$ 7,000,000
Cosmo Pharmaceuticals N.V. | RHB-204 | Entry into supply agreement | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Royalties percentage				15.00%
Proceeds from milestone payments			$ 7,000,000
Number of milestone payments | payment		2	2
Movantik | ADSs | ATM Program | Event subsequent to reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	630,486
Average share price | $ / shares	$ 8.09
Proceeds from issuance of shares	$ 5,100,000
Share issuance expenses	$ 100,000
Movantik | DSI | Event subsequent to reporting period
Disclosure of non-adjusting events after reporting period [line items]
Shares issued as consideration					283,387
Movantik | DSI | December 2021 | Event subsequent to reporting period
Disclosure of non-adjusting events after reporting period [line items]
Royalty obligation					$ 5,100,000
Movantik | DSI | July 2022 | Event subsequent to reporting period
Disclosure of non-adjusting events after reporting period [line items]
Royalty obligation					5,000,000
Movantik | DSI | July 2023 | Event subsequent to reporting period
Disclosure of non-adjusting events after reporting period [line items]
Royalty obligation					$ 5,000,000